Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Short-term Investments (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Short-term Investments [Line Items]
Available-for-sale Securities, Amortized Cost		$ 6,027	$ 6,178
Available-for-sale Securities, Gross Unrealized Gains		0	0
Available-for-sale Securities, Gross Unrealized Losses		(5)	(5)
Available-for-sale Securities, Fair Value		6,022	6,173
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Short-term Investments [Line Items]
Available-for-sale Securities, Amortized Cost	1,671	5,527	4,246
Available-for-sale Securities, Gross Unrealized Gains	0	0	0
Available-for-sale Securities, Gross Unrealized Losses	(1)	(5)	(3)
Available-for-sale Securities, Fair Value	1,670	5,522	4,243
Commercial Paper, Not Included with Cash and Cash Equivalents [Member] | Available-for-sale Securities [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Short-term Investments [Line Items]
Available-for-sale Securities, Amortized Cost		500	1,000
Available-for-sale Securities, Gross Unrealized Gains		0	0
Available-for-sale Securities, Gross Unrealized Losses		0	(1)
Available-for-sale Securities, Fair Value		500	999
Certificate Of Deposits [Member] | Available-for-sale Securities [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Short-term Investments [Line Items]
Available-for-sale Securities, Amortized Cost			932
Available-for-sale Securities, Gross Unrealized Gains			0
Available-for-sale Securities, Gross Unrealized Losses			(1)
Available-for-sale Securities, Fair Value			$ 931